Segment Information - Schedule of Evaluate Performance Based on the Operating Segment’s Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 5,098,190	$ 10,289,681	$ 12,733,339
Segment income before tax	(7,368,105)	150,344	(716,678)
EXTEND [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	611,568	4,101,865	8,749,200
Segment income before tax	(182,253)	(1,045,848)	(435,557)
Other subsidiaries [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	4,486,622	6,187,816	3,984,139
Segment income before tax	$ (7,185,852)	$ 1,196,192	$ (281,121)